UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (91.2%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	$1,000,000	$1,096,300

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	726,201

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,852,253

AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.05s, 7/1/35	VMIG1	500,000	500,000

AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	777,225

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,123,170

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA-	500,000	539,760

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	534,705

AZ State Trans. Board Hwy. Rev. Bonds
Ser. B, 5s, 7/1/31	AAA	500,000	541,080
Ser. A, 5s, 7/1/23	AA+	750,000	880,830

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA-	500,000	518,745

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Aaa	500,000	589,985

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB-/P	150,000	145,500

Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s, 7/1/14	Aa1	2,150,000	2,204,567

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA-	500,000	517,165

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,277,500
(John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB+	500,000	496,940
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	BBB+	500,000	500,620

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	584,605

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5 1/2s, 7/1/41	AA-	500,000	537,965

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	50,000	50,145

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	1,000,000	1,094,460

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/P	2,250,000	2,445,656

Maricopa Cnty., Poll. Control Corp. VRDN (AZ Public Svc., Co.), 0.03s, 5/1/29	VMIG1	500,000	500,000

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	1,050,000	1,175,286
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	Aa3	650,000	681,512

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5 1/4s, 7/1/24	AA+	250,000	302,570

Maricopa Cnty., Unified School Dist. G.O. Bonds (No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	A1	1,000,000	1,074,170

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,076,230

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	573,775

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	750,000	806,520

Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,018,320

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	A3	800,000	876,424

Northern AZ U. Rev. Bonds, 5s, 6/1/36	A1	450,000	470,529

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	571,165

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	40,000	42,353

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	512,485

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL
5 1/2s, 7/1/43	AA	1,000,000	1,142,250
5 1/2s, 7/1/32	AA	1,000,000	1,166,330

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds, 5 1/2s, 7/1/24	AAA	500,000	579,750

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	524,215

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	250,000	246,698
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	200,000	193,850

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	545,791

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa1	950,000	970,577
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	185,726
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	Aa2	500,000	524,535
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	472,520
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	118,711

Pima Cnty., Swr. Rev. Bonds
Ser. B, 5s, 7/1/26	AA-	500,000	567,035
AGM, 5s, 7/1/23	AA-	250,000	284,138

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	377,283

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38	A-	500,000	521,250

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	AA-	1,000,000	1,166,680

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	1,000,000	1,117,120

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	150,000	168,585
5s, 12/1/37	A-	750,000	790,778

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A2	1,250,000	1,250,813

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	255,345

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	548,310
6 1/4s, 7/1/29	Baa1	500,000	547,650
5s, 7/1/35	Baa1	250,000	250,110

U. of AZ Board of Regents Syst. Rev. Bonds, Ser. A, 5s, 6/1/35	Aa2	500,000	529,205

U. of AZ Board of Regents Syst. VRDN, Ser. B, 0.04s, 7/1/34	VMIG1	600,000	600,000

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	500,000	514,790

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/33	Baa1	100,000	101,105

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	A-	500,000	510,250

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	265,000	232,898

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/32	A-	400,000	418,596

			47,639,610
Guam (2.0%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	257,320

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	BBB+	250,000	271,435

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	258,353

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	154,443

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	102,484

			1,044,035
Mississippi (0.6%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.03s, 12/1/30	VMIG1	300,000	300,000

			300,000
Puerto Rico (2.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Ba1	100,000	90,418

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	BB+	485,000	395,522

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/42	BBB	300,000	192,378

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	BB+	400,000	341,308

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, 5 1/2s, 8/1/37	A+	300,000	241,239

			1,260,865
Virgin Islands (1.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	150,977
Ser. A-1, 5s, 10/1/39	Baa2	175,000	171,528
Ser. A, 5s, 10/1/25	Baa2	200,000	211,572

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	329,641

			863,718
TOTAL INVESTMENTS

Total investments (cost $48,438,206)(b)			$51,108,228

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $52,208,435.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $48,429,705, resulting in gross unrealized appreciation and depreciation of $3,042,266 and $363,743, respectively, or net unrealized appreciation of $2,678,523.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	27.7%
	Health care	15.2
	Local debt	13.4
	Education	12.8
	Tax bonds	11.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	13.3%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$51,108,228	$—

Totals by level	$—	$51,108,228	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014